Premises, Equipment And Leases (Rent Expense Incurred Under All Operating Lease Obligations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premises, Equipment And Leases [Abstract]
Rent expense, gross	$ 23,109	$ 25,494	$ 32,673
Sublease income	(3,365)	(3,883)	(4,275)
Rent expense, net	$ 19,744	$ 21,611	$ 28,398